Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Subsidiaries and Other Related Parties
	12/31/2023
	Loan (1)		Commercial transactions		Trading transactions
	Assets	Liabilities	Trade receivables	Trade payables	Sales and services provided	Purchases
Química da Bahia Indústria e Comércio S.A.	-	2,875	-	-	-	-
Refinaria de Petróleo Riograndense S.A.	-	-	-	29,278	-	510,510
União Vopak Armazéns Gerais Ltda.	-	-	32	-	571	-
Latitude Logística Portuária S.A.	11,393	-	-	20	-	-
Nordeste Logistica I S.A.	6,842	-	-	24	-	-
Nordeste Logistica III S.A.	-	-	-	18	-	-
Navegantes Logística Portuária S.A.	13,657	-	46	-	-	-
Chevron (Thailand) Limited (2)	-	-	-	-	483	-
Chevron Latin America Marketing LLC (2)	-	-	73	-	-	-
Chevron Lubricants Oils S.A. (2)	-	-	353	-	353	-
Chevron Marine Products (2)	-	-	2,495	-	13,228	-
Chevron Oronite Brasil Ltda.(2)	-	-	-	53,466	-	175,053
Chevron Products Company (2)	-	-	-	63,263	-	370,137
Chevron Belgium NV (2)	-	-	-	1,346	-	27,306
Chevron Brasil Óleo e Gás Ltda. (2)	-	-	-	37	-	-
Chevron Lubricants Lanka PLC (2)	-	-	144	-	144	-
MLF Holding Ltda. (3)	-	-	-	-	-	59
Others	-	243	-	-	-	-
Total	31,892	3,118	3,143	147,452	14,779	1,083,065

(1) Loans contracted have indefinite terms and do not contain remuneration clauses.

(2) Non-controlling shareholders and other related parties of Iconic.

(3) Non-controlling shareholders and other related parties of Serra Diesel.

	12/31/2022				12/31/2022
	Loan (1)		Commercial transactions		Trading transactions
	Assets	Liabilities	Trade receivables	Trade payables	Sales and services provided	Purchases
Química da Bahia Indústria e Comércio S.A.	-	2,875	-	-	-	-
Refinaria de Petróleo Riograndense S.A.	-	-	-	26,062	-	336,781
União Vopak Armazéns Gerais Ltda.	-	-	61	-	784	-
Latitude Logística Portuária S.A.	-	-	3	346	-	-
Nordeste Logistica I S.A.	-	-	-	22	-	-
Nordeste Logistica III S.A.	-	-	-	17	-	-
Chevron (Thailand) Limited (2)	-	-	-	113	-	832
Chevron Latin America Marketing LLC (2)	-	-	34	-	-	-
Chevron Lubricants Oils S.A. (2)	-	-	403	-	930	-
Chevron Marine Products (2)	-	-	1,950	-	14,068	-
Chevron Oronite Brasil Ltda. (2)	-	-	-	53,912	-	162,006
Chevron Products Company (2)	-	-	-	178,846	-	699,154
Chevron Belgium NV (2)	-	-	-	326	-	13,053
Chevron Petroleum CO Colombia (2)	-	-	220	-	220	-
Chevron Lubricants Lanka PLC (2)	-	-	88	-	88	-
Others	-	617	-	-	-	-
Total	-	3,492	2,759	259,644	16,090	1,211,826

(1) Loans contracted have indefinite terms and do not contain remuneration clauses.
(2) Non-controlling shareholders and other related parties of Iconic.

	12/31/2021
	Trading transactions
	Sales and services provided	Purchases
Refinaria de Petróleo Riograndense S.A.	-	619,785
União Vopak Armazéns Gerais Ltda.	1,402	-
Chevron (Thailand) Limited (1)	675	1,072
Chevron Lubricants Lanka PLC (1)	164	-
Chevron Lubricants Oils S.A. (1)	786	-
Chevron Marine Products (1)	24,583	-
Chevron Oronite Brasil Ltda. (1)	78	150,878
Chevron Products Company (1)	-	789,452
Chevron Belgium NV (1)	-	7,520
Chevron Petroleum CO Colombia (1)	392	-
Total	28,080	1,568,707
(1) Non-controlling shareholders and other related parties of Iconic.

Expenses for Compensation of its Key Executives

The expenses for compensation of its key executives (Company’s directors and statutory executive officers) are shown below:

	2023	2022	2021
Short-term compensation	54,396	62,285	47,003
Stock compensation	35,165	18,424	15,778
Post-employment benefits	4,206	4,035	2,737
Termination benefits	1,007	-	5,637
Total	94,774	84,744	71,155

Shares Granted

The table below summarizes shares granted to the management of the Company and its subsidiaries:

Grant date	Number of shares granted	Vesting period	Fair value of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 4, 2016	-	2023	32.72	9,732	(9,732)	-
Balance as of December 31, 2023	-			9,732	(9,732)	-

Changes of Number of Shares Granted

The table below summarizes the changes in the number of shares granted:

Balance as of December 31, 2020	702,260
Shares transferred to executives	(448,930)
Reclassification to assets held for sale	(119,998)
Balance as of December 31, 2021	133,332
Shares transferred to executives	(66,668)
Balance as of December 31, 2022	66,664
Shares transferred to executives	(66,664)
Balance as of December 31, 2023	-

Restricted Stock Program

The table below summarizes the restricted and performance stock programs under the 2017 Plan and the 2023 Plan:

Program	Grant date	Number of shares granted (Quantity)	Vesting period	Fair value of shares on the grant date (in R$ per share)	Total exercisable grant costs, including taxes (in R$ thousands)	Accumulated recognized exercisable grant costs (in R$ thousands)	Unrecognized exercisable grant costs (in R$ thousands)
Restricted	September 19, 2018	80,000	2024	19.58	2,675	(2,341)	334
Restricted	April 3, 2019	25,996	2024	23.25	3,083	(3,027)	56
Restricted	September 2, 2019	240,000	2025	16.42	6,756	(4,880)	1,876
Restricted	April 1, 2020	89,388	2024 to 2025	12.53	2,107	(1,781)	326
Performance	April 1, 2020	144,202	2024 to 2025	12.53	3,234	(2,845)	389
Restricted	September 16, 2020	140,000	2026	23.03	5,464	(3,036)	2,428
Restricted	April 7, 2021	339,678	2024	21.00	13,822	(12,711)	1,111
Performance	April 7, 2021	645,094	2024	21.00	25,358	(23,692)	1,666
Restricted	September 22, 2021	1,000,000	2027	14.17	24,363	(9,576)	14,787
Restricted	April 6, 2022	667,194	2025	14.16	18,240	(10,885)	7,355
Performance	April 6, 2022	847,990	2025	14.16	22,694	(13,931)	8,763
Restricted	September 21, 2022	2,640,000	2032	12.98	64,048	(8,540)	55,508
Restricted	December 7, 2022	1,500,000	2032	13.47	37,711	(4,090)	33,621
Restricted	April 20, 2023	311,324	2025	14.50	7,472	(2,802)	4,670
Restricted	April 20, 2023	1,179,409	2026	14.50	32,040	(8,129)	23,911
Performance	April 20, 2023	1,184,320	2026	14.50	32,059	(8,149)	23,910
Restricted	September 20, 2023	3,800,000	2033	18.75	132,775	(4,426)	128,349
		14,834,595			433,901	(124,841)	309,060

Summarized Changes of Number of Restricted and Performance Shares Granted
Balance as of December 31, 2020	2,910,162
Shares granted on April 7, 2021	1,386,504
Shares granted on September 22, 2021	1,000,000
Performance shares (i)	(133,326)
Cancellation of granted shares due to termination of executive employment	(133,186)
Reclassification to assets held for sale	(614,860)
Balance as of December 31, 2021	4,415,294
Shares granted during the year	5,702,027
Cancellation of granted shares due to termination of executive employment	(934,310)
Shares transferred (vesting)	(484,651)
Reclassification from assets held for sale	236,344
Balance as of December 31, 2022	8,934,704
Shares granted during the year	6,930,871
Cancellation of granted shares due to termination of executive employment	(583,180)
Shares transferred (vesting)	(447,800)
Balance as of December 31, 2023	14,834,595